CONSOLIDATED STATEMENT OF FINANCIAL POSITION $ in Thousands	Jun. 30, 2021 USD ($)
Non-current assets
Property and equipment	$ 946
Intangible assets	128
Goodwill	1,473
Long-term deferred platform commission fees	105,227
Right-of-use assets	1,921
Deferred tax asset	17
Total non-current assets	109,712
Current assets
Trade and other receivables	64,882
Loans receivable	282
Cash and cash equivalents	40,898
Prepaid tax	3,083
Total current assets	109,145
Total assets	218,857
Equity
Share capital	27
Other reserves	8,112
Accumulated deficit	(193,500)
Total equity	(185,361)
Non-current liabilities
Lease liabilities - non-current	568
Long-term deferred revenue	105,597
Total non-current liabilities	106,165
Current liabilities
Lease liabilities - current	1,274
Trade and other payables	36,424
Tax liability	534
Deferred revenue	259,821
Total current liabilities	298,053
Total liabilities	404,218
Total liabilities and shareholders' equity	$ 218,857